Notes to the Balance Sheet - Summary of Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation Expense [Line Items]
Depreciation	€ 2,315	€ 3,287	€ 4,370
Research and Development
Depreciation Expense [Line Items]
Depreciation	1,557	1,818	1,681
Research and Development (Impairment)
Depreciation Expense [Line Items]
Depreciation	0	398	1,537
Selling
Depreciation Expense [Line Items]
Depreciation	226	113	63
General and Administrative
Depreciation Expense [Line Items]
Depreciation	€ 532	€ 958	€ 1,089